Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The following table presents our fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2017 (in thousands):

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents	$2,024	$-	$-	$2,024
Certificates of deposit	-	1,462	-	1,462
Corporate debt securities	-	7,146	-	7,146
Total financial assets	$2,024	$8,608	$-	$10,632